As filed with the Securities and Exchange Commission on November 10, 2016
Securities Act File No. 333-70423
Investment Company Act of 1940 File No. 811-09195

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Pre-Effective Amendment No. /   /
Post-Effective Amendment No. 51 / X /

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /
Amendment No. 53 / X /

SA Funds - Investment Trust
(Exact Name of Registrant as Specified in Charter)

10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (844) 366-0905

Deborah Djeu, Esq.
Chief Compliance Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, CA 95113
(Name and Address of Agent for Service)

Copies to:

Brian F. Link, Esq.	Mark D. Perlow, Esq.
Vice President and Managing Counsel	Counsel to the Trust
State Street Bank and Trust Company	Dechert LLP
Mail Code: SUM0703	One Bush Street
100 Summer Street, 7th Floor	Suite 1600
Boston, Massachusetts 02111	San Francisco, California 94104-4446

It is proposed that this filing will become effective: (check appropriate box)

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485.	☐ On (Date) pursuant to paragraph (a) (2) of Rule 485.
☑ Immediately upon filing pursuant to paragraph (b) of Rule 485.	☐ On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California, on the 10th day of November, 2016.

SA FUNDS - INVESTMENT TRUST

By:	* /s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date
* /s/ Bryan W. Brown	Trustee	November 10, 2016
Bryan W. Brown

* /s/ Harold M. Shefrin	Trustee	November 10, 2016
Harold M. Shefrin

* /s/ Charles M. Roame	Trustee	November 10, 2016
Charles M. Roame

* /s/ Alexander B. Potts	President and	November 10, 2016
Alexander B. Potts	Chief Executive Officer

* /s/ Michael Clinton	Treasurer and Chief	November 10, 2016
Michael Clinton	Financial and Accounting Officer

*By:	/s/ Christopher Stanley
Christopher Stanley
As Attorney-in-Fact for each Trustee

*signed pursuant to power of attorney.

SIGNATURES

As it relates to the SA International Small Company Fund only, DFA Investment Dimensions Group Inc. consents to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust, which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin and the State of Texas on the 9th day of November, 2016.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth*
David G. Booth
President

The undersigned Directors and Principal Officers of DFA Investment Dimensions Group Inc. consent to the filing of this amendment to the Registration Statement of SA Funds – Investment Trust as it relates to the SA International Small Company Fund only, on the date indicated.

Signature	Title	Date
/s/ David G. Booth*	President, Director, Chairman and	November 9, 2016
David G. Booth	Co-Chief Executive Officer

/s/ Eduardo A. Repetto*	Director, Co-Chief Executive Officer	November 9, 2016
Eduardo A. Repetto	and Co-Chief Investment Officer

/s/ Gregory K. Hinkle*	Chief Financial Officer, Treasurer and	November 9, 2016
Gregory K. Hinkle	Vice President

/s/ George M. Constantinides*	Director	November 9, 2016
George M. Constantinides

/s/ John P. Gould*	Director	November 9, 2016
John P. Gould

/s/ Roger G. Ibbotson*	Director	November 9, 2016
Roger G. Ibbotson

/s/ Edward P. Lazear*	Director	November 9, 2016
Edward P. Lazear

/s/ Myron S. Scholes*	Director	November 9, 2016
Myron S. Scholes

/s/ Abbie J. Smith*	Director	November 9, 2016
Abbie J. Smith

*By:	/s/ Carolyn L. O
Carolyn L. O, Attorney-in-Fact
(Pursuant to a Power-of-Attorney)

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase